Sales of Receivables - Additional Information (Detail) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) Customer Bank	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)
Receivables [Abstract]
Number of customers | Customer			7
Number of banks | Bank			8
Amount of receivables sold through factoring arrangements	$ 60.4	$ 54.7	$ 117.0	$ 122.6
Amount of additional outstanding receivables of factoring arrangements	169.6		169.6		$ 171.9
Discount on receivables sold through factoring arrangements	$ 1.0	$ 0.8	$ 1.9	$ 1.8